UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10255

Nuveen Dividend Advantage Municipal Fund 2
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         1/31/12

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Dividend Advantage Municipal Fund 2 (NXZ)
	January 31, 2012
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Alabama – 0.5% (0.3% of Total Investments)
$ 2,030	Alabama Special Care Facilities Financing Authority, Revenue Bonds, Ascension Health, Series	11/16 at 100.00	AA+	$ 2,125,207
	2006C-2, 5.000%, 11/15/39
	Alaska – 3.0% (2.1% of Total Investments)
5,140	Alaska Municipal Bond Bank Authority, Revenue Bonds, Series 2003B, 5.250%, 12/01/22 –	12/13 at 100.00	AA	5,545,752
	NPFG Insured
3,860	Anchorage, Alaska, General Obligation Refunding Bonds, Series 2002B, 5.500%, 7/01/21	7/12 at 100.00	AA (4)	3,945,885
	(Pre-refunded 7/01/12) – NPFG Insured
2,290	Anchorage, Alaska, Water Revenue Bonds, Refunding Series 2007, 5.000%, 5/01/37 – NPFG Insured	No Opt. Call	AA	2,434,682
2,200	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds,	6/14 at 100.00	B2	1,624,876
	Series 2006A, 5.000%, 6/01/46
13,490	Total Alaska			13,551,195
	Arizona – 2.5% (1.7% of Total Investments)
4,500	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Airport Revenue Bonds, Series 2010A,	No Opt. Call	A+	4,800,510
	5.000%, 7/01/40
3,120	Phoenix Civic Improvement Corporation, Arizona, Senior Lien Airport Revenue Bonds, Series 2002B,	7/12 at 100.00	AA–	3,135,194
	5.250%, 7/01/32 – FGIC Insured (Alternative Minimum Tax)
3,000	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System Revenue	1/13 at 100.00	Aa1 (4)	3,131,940
	Bonds, Series 2002B, 5.000%, 1/01/26 (Pre-refunded 1/01/13)
10,620	Total Arizona			11,067,644
	California – 21.4% (15.0% of Total Investments)
9,000	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los	12/18 at 100.00	B1	7,069,860
	Angeles County Securitization Corporation, Series 2006A, 5.600%, 6/01/36
4,080	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanante System,	4/16 at 100.00	AA+	4,253,237
	Series 2006, 5.000%, 4/01/37 – BHAC Insured
4,250	California State, General Obligation Bonds, Various Purpose Series 2010, 5.250%, 11/01/40	11/20 at 100.00	A1	4,693,190
3,000	California State, General Obligation Bonds, Various Purpose Series 2011, 5.250%, 10/01/32	10/21 at 100.00	A1	3,412,770
4,000	Coast Community College District, Orange County, California, General Obligation Bonds, Series	No Opt. Call	Aa1	2,719,960
	2005, 0.000%, 8/01/22 – NPFG Insured
4,380	Glendale, California, Electric Revenue Bonds, Series 2003, 5.000%, 2/01/32 – NPFG Insured	2/13 at 100.00	AA–	4,523,795
20,000	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/15 at 100.00	A2	20,068,600
	Asset-Backed Revenue Bonds, Series 2005A, 5.000%, 6/01/45 – FGIC Insured
5,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/13 at 100.00	Aaa	5,421,400
	Bonds, Series 2003A-1, 6.750%, 6/01/39 (Pre-refunded 6/01/13)
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed
	Bonds, Series 2007A-1:
2,050	5.000%, 6/01/33	6/17 at 100.00	B–	1,535,778
1,000	5.125%, 6/01/47	6/17 at 100.00	B–	681,210
6,000	Los Angeles Regional Airports Improvement Corporation, California, Sublease Revenue Bonds,	12/12 at 102.00	N/R	5,409,480
	Los Angeles International Airport, American Airlines Inc. Terminal 4 Project, Series 2002C,
	7.500%, 12/01/24 (Alternative Minimum Tax)
3,285	Murrieta Valley Unified School District Public Financing Authority, California, Special Tax Revenue	9/16 at 100.00	AA–	3,533,346
	Bonds, Series 2006A, 5.125%, 9/01/26 – AGM Insured
10,885	Norwalk La Mirada Unified School District, Los Angeles County, California, General Obligation	No Opt. Call	Aa3	6,018,317
	Bonds, Series 2005B, 0.000%, 8/01/25 – FGIC Insured
5,000	Palomar Pomerado Health, California, General Obligation Bonds, Series 2009A, 0.000%, 8/01/38 –	8/29 at 100.00	AA–	4,019,050
	AGC Insured
2,000	Rancho Mirage Joint Powers Financing Authority, California, Revenue Bonds, Eisenhower Medical	7/17 at 100.00	Baa2	1,859,660
	Center, Series 2007A, 5.000%, 7/01/47
3,200	Redlands Unified School District, San Bernardino County, California, General Obligation Bonds,	No Opt. Call	AA–	1,574,176
	Series 2003, 0.000%, 7/01/27 – AGM Insured
3,000	Riverside Unified School District, Riverside County, California, General Obligation Bonds,	8/15 at 101.00	Aa2	3,205,860
	Election 2001 Series 2006B, 5.000%, 8/01/30 – AGC Insured
2,755	Sacramento City Unified School District, Sacramento County, California, General Obligation	No Opt. Call	AA	1,594,870
	Bonds, Series 2007, 0.000%, 7/01/25 – AGM Insured
3,150	San Joaquin Delta Community College District, California, General Obligation Bonds, Election	8/18 at 53.32	Aa2	1,209,474
	2004 Series 2008B, 0.000%, 8/01/29 – AGM Insured
12,500	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue	No Opt. Call	BBB	2,920,750
	Refunding Bonds, Series 1997A, 0.000%, 1/15/32 – NPFG Insured
5,000	San Jose, California, Airport Revenue Bonds, Series 2007A, 6.000%, 3/01/47 – AMBAC Insured	3/17 at 100.00	A2	5,354,750
	(Alternative Minimum Tax)
1,930	San Mateo County Transit District, California, Sales Tax Revenue Bonds, Series 2005A, 5.000%,	No Opt. Call	AA	2,110,455
	6/01/29 – NPFG Insured
3,000	University of California, General Revenue Bonds, Series 2005F, 4.750%, 5/15/25 – AGM Insured	5/13 at 101.00	Aa1	3,168,690
25	Yuba County Water Agency, California, Yuba River Development Revenue Bonds, Pacific Gas and	3/12 at 100.00	Baa1	24,656
	Electric Company, Series 1966A, 4.000%, 3/01/16
118,490	Total California			96,383,334
	Colorado – 8.1% (5.7% of Total Investments)
2,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Valley View Hospital Association,	5/17 at 100.00	BBB+	2,001,200
	Series 2007, 5.250%, 5/15/42
3,250	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Yampa Valley Medical Center,	9/17 at 100.00	BBB	3,300,700
	Series 2007, 5.125%, 9/15/29
	Denver City and County, Colorado, Airport Revenue Bonds, Series 2006A:
5,365	5.000%, 11/15/23 – FGIC Insured (UB)	11/16 at 100.00	A+	5,990,505
3,300	5.000%, 11/15/24 – FGIC Insured	11/16 at 100.00	A+	3,668,478
4,335	5.000%, 11/15/25 – FGIC Insured (UB)	11/16 at 100.00	A+	4,801,706
8,890	Denver, Colorado, General Obligation Bonds, Medical Facilities, Series 2003, 5.000%, 8/01/12	No Opt. Call	AAA	9,106,383
10,000	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Capital Appreciation Series	No Opt. Call	Baa2	1,523,700
	2010A, 0.000%, 9/01/41
8,000	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004B, 0.000%, 9/01/28 –	9/20 at 63.99	BBB	3,062,400
	NPFG Insured
755	Jefferson County School District R1, Colorado, General Obligation Bonds, Series 2004, 5.000%,	12/14 at 100.00	Aa2(4)	852,916
	12/15/22 (Pre-refunded 12/15/14) – AGM Insured (UB)
1,000	Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment Revenue Bonds, Series 2003,	6/14 at 101.00	N/R	1,034,340
	8.000%, 12/01/25
960	Regional Transportation District, Colorado, Certificates of Participation, Series 2010A,	6/20 at 100.00	Aa3	1,082,794
	5.375%, 6/01/31
47,855	Total Colorado			36,425,122
	District of Columbia – 2.3% (1.6% of Total Investments)
825	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds,	5/12 at 100.00	A1	837,565
	Series 2001, 6.250%, 5/15/24
4,250	District of Columbia, Revenue Bonds, National Public Radio, Series 2010A, 5.000%, 4/01/43	4/15 at 100.00	AA–	4,393,523
5,000	Washington Convention Center Authority, District of Columbia, Dedicated Tax Revenue Bonds,	10/16 at 100.00	A1	5,025,850
	Senior Lien Refunding Series 2007A, 4.500%, 10/01/30 – AMBAC Insured
10,075	Total District of Columbia			10,256,938
	Florida – 7.4% (5.2% of Total Investments)
15,000	Jacksonville, Florida, Transportation Revenue Bonds, Series 2001, 5.250%, 10/01/29 –	4/12 at 100.00	Aa2	15,025,050
	NPFG Insured
3,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2002,	10/12 at 100.00	A2	3,020,490
	5.375%, 10/01/32 – FGIC Insured (Alternative Minimum Tax)
3,010	Orlando Utilities Commission, Florida, Subordinate Lien Water and Electric Revenue Refunding	4/13 at 100.00	N/R (4)	3,177,356
	Bonds, Series 2003A, 5.000%, 10/01/21 (Pre-refunded 4/01/13)
1,990	Orlando Utilities Commission, Florida, Subordinate Lien Water and Electric Revenue Refunding	4/13 at 100.00	Aa1	2,084,087
	Bonds, Series 2003A, 5.000%, 10/01/21
465	Orlando Utilities Commission, Florida, Water and Electric Revenue Refunding Bonds, Series	4/13 at 100.00	N/R (4)	490,854
	2003B, 5.000%, 10/01/22 (Pre-refunded 4/01/13)
1,035	Orlando Utilities Commission, Florida, Water and Electric Revenue Refunding Bonds, Series 2003B,	4/13 at 100.00	Aa1	1,082,952
	5.000%, 10/01/22
	Port Saint Lucie, Florida, Special Assessment Revenue Bonds, Southwest Annexation District 1B,
	Series 2007:
2,000	5.000%, 7/01/33 – NPFG Insured	7/17 at 100.00	BBB	2,046,560
1,500	5.000%, 7/01/40 – NPFG Insured	7/17 at 100.00	BBB	1,524,105
5,000	Seminole Tribe of Florida, Special Obligation Bonds, Series 2007A, 144A, 5.250%, 10/01/27	10/17 at 100.00	BBB–	4,895,150
33,000	Total Florida			33,346,604
	Georgia – 3.5% (2.5% of Total Investments)
2,000	DeKalb County Hospital Authority, Georgia, Anticipation Certificates Revenue Bonds, DeKalb	9/20 at 100.00	N/R	2,218,320
	Medical Center, Inc. Project, Series 2010, 6.000%, 9/01/30
2,000	Franklin County Industrial Building Authority, Georgia, Revenue Bonds, Ty Cobb Regional	12/20 at 100.00	N/R	2,108,780
	Medical Center Project, Series 2010, 8.125%, 12/01/45
1,260	Fulton-DeKalb Hospital Authority, Georgia, Revenue Refunding Certificates, Series 2003,	No Opt. Call	Aa2	1,308,762
	5.000%, 1/01/13 – AGM Insured
	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates,
	Northeast Georgia Health Services Inc., Series 2010B:
2,000	5.250%, 2/15/37	2/20 at 100.00	A+	2,165,380
5,000	5.125%, 2/15/40	No Opt. Call	A+	5,258,700
2,500	Medical Center Hospital Authority, Georgia, Revenue Anticipation Certificates, Columbus	8/18 at 100.00	AA–	2,867,725
	Regional Healthcare System, Inc. Project, Series 2008, 6.500%, 8/01/38 – AGC Insured
14,760	Total Georgia			15,927,667
	Illinois – 15.6% (11.0% of Total Investments)
3,450	Chicago, Illinois, FHA/GNMA Collateralized Multifamily Housing Revenue Bonds, Stone Terrace	6/12 at 100.00	AA+	3,453,450
	Apartments, Series 2001A, 5.750%, 12/20/42 (Alternative Minimum Tax)
475	Chicago, Illinois, FNMA/GNMA Collateralized Single Family Mortgage Revenue Bonds, Series	4/12 at 104.50	Aaa	491,554
	2001A, 6.250%, 10/01/32 (Alternative Minimum Tax)
5,000	Chicago, Illinois, General Obligation Bonds, City Colleges, Series 1999, 0.000%, 1/01/34 –	No Opt. Call	Aa3	1,617,900
	FGIC Insured
7,100	Cook County, Illinois, General Obligation Bonds, Refunding Series 2010A, 5.250%, 11/15/33	11/20 at 100.00	AA	7,771,021
3,180	Illinois Development Finance Authority, Revenue Bonds, Chicago Charter School Foundation,	12/12 at 100.00	N/R (4)	3,337,633
	Series 2002A, 6.250%, 12/01/32 (Pre-refunded 12/01/12)
910	Illinois Development Finance Authority, Revenue Bonds, Illinois Wesleyan University, Series	3/12 at 100.00	A–	910,491
	2001, 5.500%, 9/01/32 – AMBAC Insured
5,000	Illinois Finance Authority, Revenue Bonds, Elmhurst Memorial Healthcare, Series 2008A,	1/18 at 100.00	Baa1	5,190,500
	5.625%, 1/01/37
9,815	Illinois Finance Authority, Revenue Bonds, Palos Community Hospital, Series 2007A, 5.000%,	5/17 at 100.00	BBB	10,152,734
	5/15/32 – NPFG Insured
1,000	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Series	8/15 at 100.00	AA–	1,063,750
	2005, 5.250%, 8/15/20 – AGC Insured
2,500	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Series	8/19 at 100.00	BBB–	2,786,375
	2009, 6.875%, 8/15/38
2,500	Illinois Finance Authority, Revenue Bonds, The University of Chicago Medical Center, Series	2/21 at 100.00	AA–	2,779,050
	2011C, 5.500%, 8/15/41
6,965	Illinois Finance Authority, Student Housing Revenue Bonds, Educational Advancement Fund Inc.,	5/17 at 100.00	Baa3	6,777,293
	Refunding Series 2007A, 5.250%, 5/01/34
5,025	Illinois Health Facilities Authority, Revenue Refunding Bonds, Elmhurst Memorial Healthcare,	1/13 at 100.00	Baa1	5,080,175
	Series 2002, 5.625%, 1/01/28
2,010	Illinois Housing Development Authority, Homeowner Mortgage Revenue Bonds, Series 2006C2,	2/16 at 100.00	AA	2,063,747
	5.050%, 8/01/27 (Alternative Minimum Tax)
1,535	Illinois, Sales Tax Revenue Bonds, Series 2001, 5.500%, 6/15/16	No Opt. Call	AAA	1,540,541
2,500	Kane & DeKalb Counties, Illinois, Community United School District 301, Illinois, General Obligation	No Opt. Call	Aa3	1,561,150
	Bonds, Series 2006, 0.000%, 12/01/23 – NPFG Insured
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion
	Project, Series 2002A:
7,500	0.000%, 12/15/30 – NPFG Insured	No Opt. Call	AAA	3,141,225
10,000	0.000%, 12/15/36 – NPFG Insured	No Opt. Call	AAA	2,725,700
2,500	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place	6/17 at 101.00	AAA	2,725,200
	Expansion Project, Series 2002B, 0.000%, 6/15/21 – NPFG Insured
3,538	Montgomery, Illinois, Lakewood Creek Project Special Assessment Bonds, Series 2007, 4.700%,	3/16 at 100.00	N/R	3,280,434
	3/01/30 – RAAI Insured
3,360	Northfield Township High School District 225, Cook County, Illinois, Glenbrook, General	12/16 at 69.01	AAA	1,979,443
	Obligation School Bonds, Series 2007B, 0.000%, 12/01/24
85,863	Total Illinois			70,429,366
	Indiana – 4.9% (3.4% of Total Investments)
1,305	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Deaconess Hospital Inc.,	3/14 at 100.00	A	1,329,103
	Series 2004A, 5.375%, 3/01/34 – AMBAC Insured
2,295	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Methodist Hospitals Inc.,	3/12 at 100.00	BBB	2,168,591
	Series 2001, 5.500%, 9/15/31
1,570	Indiana Health Facility Financing Authority, Hospital Revenue Refunding Bonds, Columbus	No Opt. Call	AA–	1,726,513
	Regional Hospital, Series 1993, 7.000%, 8/15/15 – AGM Insured
2,305	Indiana Health Facility Financing Authority, Revenue Bonds, Community Foundation of Northwest	3/17 at 100.00	BBB+	2,371,154
	Indiana, Series 2007, 5.500%, 3/01/37
5,180	Indiana Municipal Power Agency, Power Supply Revenue Bonds, Series 2007A, 5.000%, 1/01/42 –	1/17 at 100.00	A+	5,466,920
	NPFG Insured
4,000	Indiana Transportation Finance Authority, Highway Revenue Bonds, Series 2003A, 5.000%, 6/01/23	6/13 at 100.00	AA+ (4)	4,253,960
	(Pre-refunded 6/01/13) – AGM Insured
1,500	Marion Higth School Building Corporation, Grant County, Indiana, First Mortgage Bonds, Series	7/13 at 100.00	AA+	1,580,535
	2003, 5.000%, 7/15/25 – NPFG Insured
1,890	New Albany-Floyd County School Building Corporation, Indiana, First Mortgage Bonds, Series	7/15 at 100.00	AA+	2,027,951
	2005, 5.000%, 7/15/26 – AGM Insured
6,100	St. Joseph County Hospital Authority, Indiana, Revenue Bonds, Madison Center Inc., Series	2/12 at 100.00	N/R	1,044,869
	1999, 5.800%, 2/15/24 (5)
26,145	Total Indiana			21,969,596
	Iowa – 1.5% (1.1% of Total Investments)
1,000	Iowa Higher Education Loan Authority, Private College Facility Revenue Bonds, Wartburg College,	10/12 at 100.00	N/R (4)	1,035,120
	Series 2002, 5.500%, 10/01/28 (Pre-refunded 10/01/12) – ACA Insured
6,340	Iowa Tobacco Settlement Authority, Tobacco Asset-Backed Revenue Bonds, Series 2005B,	6/17 at 100.00	B+	5,716,651
	5.600%, 6/01/34
7,340	Total Iowa			6,751,771
	Kentucky – 0.2% (0.2% of Total Investments)
1,000	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds,	6/18 at 100.00	AA–	1,096,500
	Louisville Arena Authority, Inc., Series 2008-A1, 6.000%, 12/01/38 – AGC Insured
	Louisiana – 5.1% (3.6% of Total Investments)
3,960	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006A, 4.500%, 5/01/41 –	5/16 at 100.00	Aa1	4,074,682
	FGIC Insured (UB)
18,825	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Bonds,	5/12 at 100.00	A–	18,998,190
	Series 2001B, 5.875%, 5/15/39
22,785	Total Louisiana			23,072,872
	Massachusetts – 1.4% (0.9% of Total Investments)
1,500	Massachusetts Health and Education Facilities Authority, Revenue Bonds, Partners HealthCare	7/19 at 100.00	AA	1,601,850
	System, Series 2010J, 5.000%, 7/01/39
4,000	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2005A,	8/15 at 100.00	AA+	4,469,720
	5.000%, 8/15/30 – AGM Insured
5,500	Total Massachusetts			6,071,570
	Michigan – 6.1% (4.3% of Total Investments)
3,135	Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Bonds, Series 1998B	7/17 at 100.00	A+	3,409,940
	Remarketed, 5.250%, 7/01/22 – NPFG Insured
5,865	Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Bonds, Series 2003A, 5.000%,	7/13 at 100.00	AA–	5,943,591
	7/01/32 – AGM Insured
3,765	Detroit, Michigan, Sewer Disposal System Revenue Bonds, Second Lien, Series 2006B, 5.000%,	7/16 at 100.00	A	3,813,154
	7/01/36 – MBIA-NPFG Insured
6,880	Kalamazoo Hospital Finance Authority, Michigan, Hospital Revenue Bonds, Bronson Methodist	5/20 at 100.00	A2	7,432,670
	Hospital, Refunding Series 2010, 5.500%, 5/15/36
3,300	Michigan Municipal Bond Authority, General Obligation Bonds, Detroit City School District,	6/15 at 100.00	AA–	3,478,992
	Series 2005, 5.000%, 6/01/19 – AGM Insured
4,000	Michigan Municipal Bond Authority, Public School Academy Revenue Bonds, Detroit Academy of	4/12 at 100.00	Caa1	3,623,280
	Arts and Sciences Charter School, Series 2001A, 8.000%, 10/01/31
26,945	Total Michigan			27,701,627
	Minnesota – 1.3% (0.9% of Total Investments)
5,000	Minneapolis, Minnesota, Health Care System Revenue Bonds,S Fairview Health Services, Series	11/18 at 100.00	AA–	5,910,700
	2008B, 6.500%, 11/15/38 – AGC Insured
	Nevada – 3.9% (2.7% of Total Investments)
3,500	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas	7/12 at 100.00	N/R	4,200
	Monorail Project, Second Tier, Series 2000, 7.375%, 1/01/40 (5)
2,000	Henderson, Nevada, Healthcare Facility Revenue Refunding Bonds, Catholic Healthcare West,	7/17 at 100.00	AA+	2,658,400
	Series 2007B, Trust 2633, 19.048%, 7/01/31 – BHAC Insured (IF)
1,455	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Series 2005A, 5.000%,	No Opt. Call	AA+	1,609,827
	6/01/24 – FGIC Insured
5,040	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Water Improvement Series	12/12 at 100.00	AA+	5,106,528
	2003A Refunding, 5.000%, 6/01/32 – FGIC Insured
5,625	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Water Improvement Series	12/12 at 100.00	AA+ (4)	5,861,981
	2003A Refunding, 5.250%, 6/01/21 (Pre-refunded 12/01/12) – FGIC Insured
1,750	Reno, Nevada, Health Facilities Revenue Bonds, Catholic Healthcare West, Series 2007A, 18.772%,	7/17 at 100.00	AA+	2,265,480
	7/01/31 – BHAC Insured (IF)
19,370	Total Nevada			17,506,416
	New Hampshire – 2.0% (1.4% of Total Investments)
8,000	New Hampshire Business Finance Authority, Pollution Control Remarketed Revenue Refunding	4/12 at 100.50	BBB+	8,053,520
	Bonds, Connecticut Light and Power Company, Series 1992A, 5.850%, 12/01/22
995	New Hampshire Housing Finance Authority, Single Family Mortgage Acquisition Bonds, Series	5/12 at 100.00	Aa3	995,925
	2001A, 5.700%, 1/01/31 (Alternative Minimum Tax)
8,995	Total New Hampshire			9,049,445
	New Jersey – 2.5% (1.7% of Total Investments)
3,995	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental	5/12 at 100.00	B	3,995,280
	Airlines Inc., Series 2000, 7.000%, 11/15/30 (Alternative Minimum Tax)
600	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters	7/21 at 100.00	BBB–	678,030
	University Hospital, Refunding Series 2011, 6.000%, 7/01/26
265	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	Aaa	269,945
	Series 2002, 5.750%, 6/01/32 (Pre-refunded 6/01/12)
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,
	Series 2003:
2,200	6.375%, 6/01/32 (Pre-refunded 6/01/13)	6/13 at 100.00	Aaa	2,347,906
425	6.750%, 6/01/39 (Pre-refunded 6/01/13)	6/13 at 100.00	Aaa	462,001
3,085	6.250%, 6/01/43 (Pre-refunded 6/01/13)	6/13 at 100.00	Aaa	3,333,034
10,570	Total New Jersey			11,086,196
	New York – 6.1% (4.3% of Total Investments)
12,020	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue	No Opt. Call	BBB–	1,612,964
	Bonds, Barclays Center Project, Series 2009, 0.000%, 7/15/46
4,250	Dormitory Authority of the State of New York, Insured Revenue Bonds, New York University,	7/12 at 100.00	AA+	4,263,515
	Series 2001-2, 5.000%, 7/01/31 – AMBAC Insured
1,600	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series	No Opt. Call	A	1,730,880
	2011A, 5.250%, 2/15/47
12,800	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2006B,	11/16 at 100.00	AA–	13,344,896
	4.500%, 11/15/32 – AGM Insured (UB)
5,000	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, JFK	8/12 at 101.00	N/R	4,519,350
	Airport – American Airlines Inc., Series 2002B, 8.500%, 8/01/28 (Alternative Minimum Tax)
1,670	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	12/20 at 100.00	BBB–	1,812,768
	Terminal LLC Project, Eighth Series 2010, 6.000%, 12/01/36
37,340	Total New York			27,284,373
	North Carolina – 0.7% (0.5% of Total Investments)
2,950	North Carolina Capital Facilities Financing Agency, Revenue Bonds, Johnson and Wales	4/13 at 100.00	N/R	2,976,609
	University, Series 2003A, 5.000%, 4/01/33 – SYNCORA GTY Insured
	Ohio – 1.8% (1.3% of Total Investments)
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
10,000	5.750%, 6/01/34	6/17 at 100.00	B–	7,446,300
1,000	5.875%, 6/01/47	6/17 at 100.00	B–	743,140
11,000	Total Ohio			8,189,440
	Oklahoma – 1.1% (0.8% of Total Investments)
1,000	Fort Sill Apache Tribe of Oklahoma Economic Development Authority, Gaming Enterprise Revenue	8/21 at 100.00	N/R	1,013,910
	Bonds, Fort Sill Apache Casino, Series 2011A, 8.500%, 8/25/26
3,500	Grand River Dam Authority, Oklahoma, Revenue Bonds, Series 2010A, 5.250%, 6/01/40	6/20 at 100.00	A	3,921,785
4,500	Total Oklahoma			4,935,695
	Puerto Rico – 3.5% (2.5% of Total Investments)
2,500	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/19 at 100.00	A+	2,832,475
	2009A, 6.000%, 8/01/42
9,310	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/20 at 100.00	A+	10,110,195
	2010C, 5.250%, 8/01/41
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A:
30,000	0.000%, 8/01/54 – AMBAC Insured	No Opt. Call	Aa2	2,569,200
6,150	0.000%, 8/01/56	No Opt. Call	Aa2	469,553
47,960	Total Puerto Rico			15,981,423
	South Carolina – 2.7% (1.9% of Total Investments)
2,500	Florence County, South Carolina, Hospital Revenue Bonds, McLeod Regional Medical Center,	11/14 at 100.00	AA–	2,653,425
	Series 2004A, 5.250%, 11/01/23 – AGM Insured
21,570	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 2004A-2,	No Opt. Call	A–	9,641,790
	0.000%, 1/01/30 – AMBAC Insured
24,070	Total South Carolina			12,295,215
	Texas – 27.7% (19.5% of Total Investments)
4,000	Board of Regents, University of Texas System, Financing System Revenue Refunding Bonds, Series	No Opt. Call	AAA	4,653,120
	2006B, 5.000%, 8/15/31
1,250	Central Texas Regional Mobility Authority, Senior Lien Revenue Bonds, Series 2011, 6.000%, 1/01/41	1/21 at 100.00	BBB–	1,342,700
10,000	Central Texas Regional Mobility Authority, Travis and Williamson Counties, Toll Road Revenue	1/15 at 100.00	BBB	9,549,600
	Bonds, Series 2005, 5.000%, 1/01/45 – FGIC Insured
	Dallas-Fort Worth International Airport Public Facility Corporation, Texas, Airport Hotel Revenue
	Bonds, Series 2001:
15,000	5.250%, 1/15/26 – AGM Insured	7/12 at 100.00	AA–	15,022,050
1,750	5.200%, 1/15/31 – AGM Insured	7/12 at 100.00	AA–	1,751,680
6,000	Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health System, Series 2004A,	9/14 at 100.00	N/R	6,053,880
	7.125%, 9/01/34
3,370	Denton Independent School District, Denton County, Texas, General Obligation Bonds, Series	8/12 at 100.00	AAA	3,449,734
	2002, 5.000%, 8/15/33
3,500	Fort Bend County, Texas, General Obligation Bonds, Toll Road Series 2006, 5.000%, 3/01/32 –	9/13 at 100.00	AA+	3,677,275
	NPFG Insured
10,000	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo	4/12 at 100.00	Ba2	10,024,700
	Petroleum Corporation Project, Series 1998, 8.000%, 4/01/28 (Alternative Minimum Tax)
31,170	Harris County-Houston Sports Authority, Texas, Junior Lien Revenue Refunding Bonds, Series	5/12 at 100.00	BBB	27,327,358
	2001B, 5.250%, 11/15/40 – NPFG Insured
1,845	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Junior Lien Series 2001H,	11/31 at 69.08	BBB	336,362
	0.000%, 11/15/37 – NPFG Insured
4,465	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Third Lien Series 2004-A3,	11/24 at 52.47	BBB	928,899
	0.000%, 11/15/35 – NPFG Insured
40,000	Harris County-Houston Sports Authority, Texas, Senior Lien Revenue Refunding Bonds, Series	11/30 at 54.04	BBB	6,238,000
	2001A, 0.000%, 11/15/40 – NPFG Insured
	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment
	Project, Series 2001B:
5,000	0.000%, 9/01/30 – AMBAC Insured	No Opt. Call	A2	1,963,000
5,540	0.000%, 9/01/31 – AMBAC Insured	No Opt. Call	A2	2,036,947
3,210	Humble Independent School District, Harris County, Texas, General Obligation Bonds, Refunding	No Opt. Call	AAA	3,216,195
	School Improvement Series 2005A, 5.000%, 2/15/12
4,285	Little Elm Independent School District, Denton County, Texas, General Obligation Bonds,	8/16 at 100.00	AAA	4,759,007
	Refunding Series 2006, 5.000%, 8/15/37
10,000	North Texas Tollway Authority, First Tier System Revenue Refunding Bonds, Series 2008D,	No Opt. Call	AA–	4,829,900
	0.000%, 1/01/28 – AGC Insured
3,295	Tarrant County Cultural & Educational Facilities Financing Corporation, Texas, Revenue Bonds,	2/17 at 100.00	AA–	3,844,705
	Series 2007, Residuals 1760-3, 17.074%, 2/15/36 (IF)
2,890	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue	8/20 at 100.00	A1	3,108,860
	Bonds, Scott & White HealthCare Project, Series 2010, 5.500%, 8/15/45
1,000	Texas Turnpike Authority, Central Texas Turnpike System Revenue Bonds, First Tier Series	8/12 at 39.43	BBB+	380,350
	2002A, 0.000%, 8/15/28 – AMBAC Insured
10,500	Texas, General Obligation Bonds, Water Financial Assistance Program, Series 2001,	8/12 at 100.00	Aaa	10,536,645
	5.250%, 8/01/35
178,070	Total Texas			125,030,967
	Washington – 2.3% (1.6% of Total Investments)
2,500	King County School District 001 Seattle, Washington, General Obligation Bonds, Series 2007A,	No Opt. Call	Aaa	2,540,625
	5.000%, 6/01/12
3,780	Washington State Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer	1/21 at 100.00	A	4,056,318
	Research Center, Series 2011A, 5.625%, 1/01/35
2,940	Washington State Health Care Facilities Authority, Revenue Bonds, Kadlec Regional Medical	12/20 at 100.00	Baa2	3,013,118
	Center, Series 2010, 5.500%, 12/01/39
845	Washington State Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds,	6/13 at 100.00	A3	882,366
	Series 2002, 6.500%, 6/01/26
10,065	Total Washington			10,492,427
	West Virginia – 2.3% (1.6% of Total Investments)
2,950	West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue Bonds,	12/20 at 100.00	BBB	3,184,230
	Appalachian Power Company Project, Series 2010, 5.375%, 12/01/38
6,720	West Virginia University, University Revenue Improvement Bonds, West Virginia University	10/14 at 100.00	Aa3	7,287,370
	Projects, Series 2004C, 5.000%, 10/01/34 – FGIC Insured
9,670	Total West Virginia			10,471,600
	Wisconsin – 1.0% (0.7% of Total Investments)
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Divine Savior	5/12 at 100.00	N/R (4)	1,017,720
	Healthcare, Series 2002A, 7.375%, 5/01/26 (Pre-refunded 5/01/12)
3,640	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan	8/16 at 100.00	BBB+	3,683,971
	Services Inc., Series 2006B, 5.125%, 8/15/30
4,640	Total Wisconsin			4,701,691
$ 800,098	Total Investments (cost $601,314,122) – 142.4%			642,089,210
	Floating Rate Obligations – (4.0)%			(18,260,000)
	Variable Rate Demand Preferred Shares, at Liquidation Value – (43.5)% (6)			(196,000,000)
	Other Assets Less Liabilities – 5.1%			22,955,064
	Net Assets Applicable to Common Shares – 100%			$ 450,784,274

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of January 31, 2012:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$642,089,210	$—	$642,089,210

During the period ended January 31, 2012, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At January 31, 2012, the cost of investments was $587,797,533.

Gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 2012, were as follows:

Gross unrealized:
Appreciation	$54,599,748
Depreciation	(18,575,346)
Net unrealized appreciation (depreciation) of investments	$36,024,402

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc.
(“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing security, in the case of a bond, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s
Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.
(6)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 30.5%.
N/R	Not rated.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Dividend Advantage Municipal Fund 2

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         March 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         March 30, 2012

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date         March 30, 2012